Earnings (Loss) Per Share (Details Textual) - USD ($)		6 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	[1]	359,727
Unrealized Gain (Loss) on Derivatives and Commodity Contracts		$ 187,799	$ 707,103	$ 7,198,191

[1]	The 359,727 warrants were not included in the computation of diluted earnings per share as their effects would have been anti-dilutive since the average share price for the six months ended December 31, 2017 was lower than the warrants exercise price. The loss on valuation of warrants for the six months ended December 31, 2017, 2016 and 2015 were $187,799, $707,103 and 7,198,191, respectively.